Note 4 - Property and Equipment, Net (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation, Total	$ 4,000	$ 4,000	$ 8,000	$ 10,000